Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 21, 2022, Quantum Computing Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) to report the closing of the transactions contemplated by the agreement and plan of merger dated as of May 18, 2022 (the “Merger Agreement”), by and among the Company, Project Alpha Merger Sub I, Inc., a Delaware corporation, Project Alpha Merger Sub II, LLC, a Delaware limited liability company, QPhoton, Inc., a Delaware corporation (“QPhoton”), and Yuping Huang, the principal stockholder of QPhoton, whereby the Company agreed to acquire QPhoton through a series of merger transactions. On September 2, 2022, the Company filed an Amendment to Form 8-K (the “First Amendment”) that amended and supplemented the Initial Report to provide financial statements of QPhoton and the pro forma financial statements of the Company required by Item 9.01 of Form 8-K. The Company is filing this second amendment to the Initial Report (this “Second Amendment”) for the purpose of updating our Unaudited Pro Forma Combined Financial Information to (i) give effect, under ASC 805, to the acquisition accounting of the acquisition of QPhoton and (ii) disclose, pursuant to ASC 805, the date at which the stock price was determined. No other modifications to the Initial Report, as amended by the First Amendment, are being made by this Second Amendment. This Second Amendment should be read in connection with the Initial Report, which provides a more complete description of the Merger Agreement and transactions contemplated thereby, and the First Amendment.
Document Period End Date	Jun. 16, 2022
Entity File Number	001-40615
Entity Registrant Name	QUANTUM COMPUTING INC.
Entity Central Index Key	0001758009
Entity Tax Identification Number	82-4533053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	215 Depot Court SE
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Leesburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20175
City Area Code	703
Local Phone Number	436-2161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001
Trading Symbol	QUBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false